Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred Revenue

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of the year	62,660	41,061
Deferral of revenue	119,324	46,291
Deferred revenue from acquisitions	—	8,901
Recognition of deferred revenue	(53,169)	(33,593)
Balance, end of the year	128,815	62,660

	December 31, 2020	December 31, 2019
	$	$
Current portion	107,809	56,691
Long term portion	21,006	5,969
	128,815	62,660